Summary of Significant Accounting Policies (Details) - Schedule of Revenue from Customers ₨ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
Revenue from Customers:
Revenue from customers		₨ 18,341	$ 241.7	₨ 15,236	₨ 12,958
Sale of Power [Member]
Revenue from Customers:
Revenue from customers	[1]	17,621	232.2	15,133	12,958
Others [Member]
Revenue from Customers:
Revenue from customers	[2]	₨ 720	$ 9.5	₨ 103

[1]	Sale of power includes revenue for the recovery of Safe-Guard Duties and Goods and Service Tax, which is linked to generation of Solar units, resulting from the change in law provision of our PPAs, during the year ended March 31, 2021 and 2022 amounting to INR 381 million and INR 340 million (US$4.5 million) respectively.
[2]	Others includes revenue from the sale of carbon credits emissions amounting to INR 103 million and INR 720 million (US$ million 9.5 million) during the year ended March 31, 2021 and 2022 respectively.